[INVESCO ICON] INVESCO FUNDS                    INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.525.8085
                                                www.invesco.com

                                                A MEMBER OF THE AMVESCAP GROUP



October 2, 2001



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   INVESCO TREASURER'S SERIES FUNDS, INC.
      1933 ACT NO. 033-19862
      1940 ACT NO. 811-5460
      CIK NO. 0000828806

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Treasurer's Series Funds, Inc. (the "Company") hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus and Statement of Additional Information does not differ from that contained in Post-Effective Amendment No. 27 under the 1933 Act to the Company's Registration Statement, which was electronically filed pursuant to Rule 485(b) on September 20, 2001 and became effective on September 28, 2001.

If you have any questions or comments, please contact Kim Springer at (303) 930-6671 or the undersigned at (303) 930-6243.

Sincerely,



/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel